Financial Assets - Summary of Accrued Investment Income (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of financial assets [line items]
Current	¥ 49,356	¥ 49,031
Non-current	3,095	2,066
Accrued investment income	52,451	51,097
Bank deposits [member]
Disclosure of financial assets [line items]
Accrued investment income	13,238	12,735
Debt securities [member]
Disclosure of financial assets [line items]
Accrued investment income	32,580	31,900
Others [member]
Disclosure of financial assets [line items]
Accrued investment income	¥ 6,633	¥ 6,462